Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Suppliers and contractors (Note 27)	58,524	74,518
Taxes (Note 26)	5,473	3,964
Carriers and others	2,579	2,362
Related parties	146	170
	66,722	81,014

Disclosure of Carrying Amount of Liabilities	Carrying amount of liabilities

	2024	2023
	(in million pesos)
Presented within trade and other payables	24,556	35,379
– of which suppliers have received payment	14,106	20,553

Disclosure of Range of Payment Due Dates

Range of payment due dates

	2024	2023

Liabilities that are part of the arrangement	210-300 days after invoice due date	210-300 days after invoice due date
Comparable trade payables that are not part of an arrangement	30-300 days after invoice due date	30-300 days after invoice due date